Equity (Tables) - Sunlight	6 Months Ended
Jun. 30, 2021
Summary of activities related to interests in Sunlight's partnership equity units considered temporary equity

Temporary Equity Activities — Activities related to interests in Sunlight’s partnership equity units considered temporary equity were as follows:

	Class A‑3	Class A‑2	Class A‑1
Month of Issuance	Units	Units	Units
Units at December 31, 2019	326,428	195,973	256,966
March 2020	11,768	7,065	9,264
June 2020	12,193	7,320	9,598
September 2020	12,771	7,667	10,053
December 2020	13,235	7,947	10,421
	49,967	29,999	39,336
Units at December 31, 2020	376,395	225,972	296,302
March 2021	13,457	8,079	10,593
June 2021	14,094	8,461	11,094
	27,551	16,540	21,687
Units at June 30, 2021	403,946	242,512	317,989

Summary of warrants

Warrants — At June 30, 2021, Sunlight has authorized Class A Units to cover the exercise of the following outstanding warrants on its partnership equity, all of which were exercisable beginning at the date of issuance:

		Exercise Price per Unit
Underlying Unit				Weighted
Class	Date of Issuance	Minimum	Maximum	Average(a)	Units
A‑1	Mar‑16 – May‑19	$78.09	$100.00	$83.58	2,393
A‑2	Feb‑18	297.99	455.52	360.29	12,491
A‑3(b)	Feb‑21	691.90	691.90	691.90	7,000

a.     Aggregate amount payable to Sunlight upon exercise of warrant divided by underlying units deliverable to the warrant holder.

b.    During the six months ended June 30, 2021, Sunlight issued 7,000 Class A-3 warrants at an exercise price of $691.90 per Class A-3 Unit.

Summary of equity-based compensation outstanding

Equity-Based Compensation — Sunlight has granted the following outstanding Class C Units and LTIP Units awards (“Compensation Awards”) to certain employees and founders at June 30, 2021:

	Award Conditions		Units(a)
		Threshold
		Equity Value(c)
Award Class	Service(b)	(in millions)	Class C	LTIP	Total	Authorized
C‑1 Units	4 years	$29.7	52,303	8,721	61,024	61,727
C‑2 Units	4 years	87.0	7,892	8,173	16,065	17,612
C‑2AD Units(d)	4 years	87.0	4,212	4,342	8,554	9,410
C‑3 Units	5 years	165.0	82,700	26,068	108,768	150,000
C‑3AD Units(d)	5 years	165.0	85,602	22,094	107,696	155,853
			232,709	69,398	302,107	394,602

a.      Net of fully vested awards.

b.     Awards satisfy service-based award conditions ratably over the service period, starting on the one-year anniversary of the service inception date and monthly thereafter. Except for certain Class C-1 Unit and Class C-2 Unit awards, holders of Compensation

Awards must also satisfy performance-based award conditions to vest in their award, which require Sunlight’s equity to exceed the respective Threshold Equity Value for such award. Sunlight expenses the grant-date fair value of certain Class C-1 Unit and Class C-2 Unit awards that do not require performance-based vesting requirements over the service vesting period as “Compensation and Benefits” in the accompanying Condensed Consolidated Statements of Operations using a “graded-vesting” method. During the three months ended June 30, 2021, Sunlight expensed $0.0 million and $0.0 million for Class C Units and LTIP Units, respectively, and $0.0 million and $0.0 million for Class C Units and LTIP Units, respectively, during the three months ended June 30, 2020. During the six months ended June 30, 2021, Sunlight expensed $0.0 million and $0.0 million for Class C Units and LTIP Units, respectively, and $0.0 million and $0.0 million for Class C Units and LTIP Units, respectively, during the six months ended June 30, 2020.

c.     Except for Class C-1 Units, the Threshold Equity Value increases in an amount equal to any equity capital raised after the date of each grant.

Summary of units have not yet satisfied the PIK Vesting Requirement

d.     In addition to service- and performance-based award conditions, the vesting of Class C-2AD Unit and Class C-3AD Unit awards are contingent upon the PIK Vesting Requirement. At June 30, 2021, the following Class C Units and LTIP Units have not yet satisfied the PIK Vesting Requirement:

Award Class	Class C	LTIP	Total
C‑2AD Units	—	691	691
C‑3AD Units	39,947	11,262	51,209
	39,947	11,953	51,900

Summary of activities related to Sunlight's equity-based compensation

Compensation Unit Activities — Activities related to Sunlight’s equity-based compensation were as follows:

	Class C		LTIP
	Per Unit	Units	Per Unit	Units
December 31, 2019	$14.45	237,318	$19.54	64,046
Issued	23.62	1,205	23.62	14,678
Converted to Class C‑1 Units	21.40	(823)	44.16	(1,017)
Converted to Class C‑2 Units	11.12	(1,513)	18.46	(2,434)
June 30, 2020	14.49	236,187	20.04	75,273

December 31, 2020	$14.51	234,403	$20.06	71,060
Issued	—	—	—	—
Converted to Class C‑1 Units	16.19	(181)	18.96	(377)
Converted to Class C‑2 Units	11.12	(1,513)	15.64	(1,285)
June 30, 2021	14.53	232,709	20.14	69,398

Summary of unrecognized compensation expense

Unrecognized Compensation Expense — At June 30, 2021, Sunlight has not yet recognized compensation expense for the following awards:

	Weighted
	Average
	Recognition	Class C		LTIP
Vesting Condition	Period	Units	Amount	Units	Amount
Time-based service	0.4 years	—	$—	2,772	$18
Performance-based	n.a.	160,770	2,215	38,857	888
Multiple(a)	n.a.	71,939	1,170	27,769	468
		232,709	$3,385	69,398	$1,374

a.     Includes awards where vesting contingent upon at least two conditions: time-based service, performance-based conditions, and the PIK Vesting Requirement.